Employee Benefit Plan (Q3) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Defined Contribution Plan Disclosure [Line Items]
Employers matching contribution annual vesting (in percentage)		100.00%
Employer matching contribution, percent of employees' gross pay, 100% employer match		3.00%
Minimum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' gross pay, 50% employer match		4.00%
Maximum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' gross pay, 50% employer match		5.00%
Employee Benefit Plan
Defined Contribution Plan Disclosure [Line Items]
Employers matching contribution annual vesting (in percentage)	100.00%
Employer matching contribution, percent of employees' gross pay, 100% employer match	3.00%
Employee Benefit Plan | Minimum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' gross pay, 50% employer match	4.00%
Employee Benefit Plan | Maximum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' gross pay, 50% employer match	5.00%